Consolidated statement of changes in equity (Parenthetical) $ in Millions, $ in Millions, £ in Billions		1 Months Ended	6 Months Ended
		Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 GBP (£)
– debt instruments at fair value through other comprehensive income			$ 205
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation	[1]		224
– other reserves reclassified to income statement on disposal or dilution of a foreign operation	[1]		(56)
Reduction of issued capital	[2]		2,450
Stock repurchase amount						£ 2.0
French portfolio of home and certain other loans
– debt instruments at fair value through other comprehensive income			1,400
USD 1.500m 6.950% contingent convertible securities
Notional amount					$ 1,500
Other equity instruments interest rate					6.95%	6.95%
SGD 800m 5.000% contingent convertible securities
Notional amount				$ 800
Other equity instruments interest rate				5.00%
USD 2,000m 7.050% contingent convertible securities
Notional amount			$ 2,000
Other equity instruments interest rate			7.05%
$2,450m 6.375% perpetual subordinated contingent convertible securities
Other equity instruments interest rate				6.375%
Reduction of issued capital		$ 2,450
Bank of Communications Co., Limited
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation			$ 197
– other reserves reclassified to income statement on disposal or dilution of a foreign operation	[1]		56
Foreign exchange reserve
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation	[1]		224
Foreign exchange reserve | Bank of Communications Co., Limited
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation			$ 197

[1]	Amount in 1H25 includes the recycling of a $197m foreign currency translation reserves loss and $56m other reserves gain as a result of the dilution of the shareholding in BoCom.
[2]	In March 2025, HSBC Holdings redeemed its $2,450m 6.375% contingent convertible securities.